Leases - Right-of-use Assets (Detail) £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Additions	£ 1,476
Depreciation charge for the year	(649)
Other movements	(591)
Ending balance	5,391 [1]
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	942
Depreciation charge for the year	(513)
Other movements	(203)
Ending balance	4,854
Network infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Additions	59
Depreciation charge for the year	(37)
Other movements	(32)
Ending balance	179
Other
Disclosure of quantitative information about right-of-use assets [line items]
Additions	475
Depreciation charge for the year	(99)
Other movements	(356)
Ending balance	£ 358

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.